Stock-based Compensation (Weighted Average Fair Values, Assumptions in Valuation Models for Options Granted) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
31. Stock-Based Compensation
Weighted average fair value per option	$ 3.63	$ 3.58
Expected term	5 years	5 years
Risk-free interest rate	0.60%	1.33%
Expected dividend yield	5.00%	4.09%
Expected volatility	19.14%	14.10%